Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Apr. 01, 2018
Financial assets:
Derivative financial instruments	¥ 3,860,925	¥ 3,885,271	¥ 3,885,271
Financial assets at fair value through profit or loss	2,988,640	1,547,672	3,110,375
Available-for-sale financial assets		20,122,616
Financial liabilities:
Derivative financial instruments	3,725,693	3,498,016	¥ 3,498,016
At fair value [member]
Financial assets:
Derivative financial instruments	3,872,638	3,886,964
Financial assets at fair value through profit or loss	3,023,740	1,547,672
Investment securities at fair value through other comprehensive income	18,569,634
Available-for-sale financial assets		20,231,498
Financial liabilities:
Derivative financial instruments	3,732,499	3,503,987
Others	(19,096)	7,492
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,100,264	2,072,654
Financial liabilities:
Derivative financial instruments	2,078,461	1,978,433
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,658,789	1,724,401
Financial liabilities:
Derivative financial instruments	1,498,199	1,406,792
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	13,691	12,049
Financial liabilities:
Derivative financial instruments	9,533	8,465
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	89,222	71,344
Financial liabilities:
Derivative financial instruments	137,319	105,349
At fair value [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		1,528,921
Available-for-sale financial assets		3,350,757
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		18,751
Available-for-sale financial assets		5,948,792
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	8,609	6,561
Financial assets at fair value through profit or loss	573,526	28,200
Investment securities at fair value through other comprehensive income	454,442
Available-for-sale financial assets		844,506
Financial liabilities:
Derivative financial instruments	662	436
Others	(392)	833
At fair value [member] | Level 3 [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	252
Financial liabilities:
Derivative financial instruments	5
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	13	14
Financial liabilities:
Derivative financial instruments	12	14
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	5,474	4,667
Financial liabilities:
Derivative financial instruments	645	422
Credit derivatives		422
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	2,870	1,880
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	554,373	10,143
Available-for-sale financial assets		154
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	19,153	18,057
Investment securities at fair value through other comprehensive income	454,442
Available-for-sale financial assets		844,352
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Available-for-sale financial assets		844,352
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	5
Financial liabilities, Unfavorable changes	12
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1	2
Financial liabilities, Unfavorable changes	41	80
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	36	35
Financial liabilities, Unfavorable changes	36	35
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,551	1,375
Financial liabilities, Unfavorable changes	3,412	3,090
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	101
Financial assets, Unfavorable changes	32
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	39	80
Financial assets, Unfavorable changes	1	1
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	3,469	4,515
Financial assets, Unfavorable changes	9,122	11,765
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	393	271
Financial assets, Unfavorable changes	309	310
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	1,942	278
Financial assets, Unfavorable changes	10,289
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	1,674	361
Financial assets, Unfavorable changes	1,650	336
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial liabilities:
Financial assets, Favorable changes	16,988
Financial assets, Unfavorable changes	¥ 15,194
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Debt instruments [member] | Recorded in equity [member]
Financial liabilities:
Financial assets, Favorable changes		4
Financial assets, Unfavorable changes		2
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Recorded in equity [member]
Financial liabilities:
Financial assets, Favorable changes		26,835
Financial assets, Unfavorable changes		¥ 25,290